Subsequent Events	6 Months Ended
Apr. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13 — SUBSEQUENT EVENTS

The Company has assessed all events occurred from April 30, 2025 up through August 8, 2025, and determined that there are no other material subsequent events that require disclosure.